Property, Plant and Equipment (Impairment Test of Property, Plant and Equipment) (Details) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2020 CAD ($) $ / bbl	Jun. 30, 2021 CAD ($) $ / bbl	Dec. 31, 2021 CAD ($)	Jun. 30, 2021 $ / $	Jun. 30, 2021 $ / bbl	Jun. 30, 2021 $ / MMbtu	Jun. 30, 2021	Mar. 31, 2020 $ / $	Mar. 31, 2020 $ / bbl	Mar. 31, 2020 $ / MMbtu	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark commodity price, assumed annual increase, percent							2.00%				2.00%
Forecast benchmark, commodity price, assumed exchanged rate							80.00%				75.00%
Impairment loss recognised in profit or loss, property, plant and equipment | $	$ 3,560.0	$ 2,510.0
Southeast Saskatchewan asset disposition
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $			$ 1,760.0
Southwest Saskatchewan
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $			1,190.0
Southern Alberta
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $			244.0
Northern U.S.
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $			$ 53.6
2020 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	29.17								41.26
Closing foreign exchange rate | $ / $								0.707
2020 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu										1.74
2021 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	40.45	71.33			88.83				55.56
Closing foreign exchange rate | $ / $				0.803				0.728
2021 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						3.46				2.20
2022 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	49.17	67.20			83.79				66.00
Closing foreign exchange rate | $ / $				0.802				0.745
2022 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						3.13				2.38
2023 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	53.28	63.95			79.94				71.33
Closing foreign exchange rate | $ / $				0.800				0.747
2023 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						2.72				2.45
2024 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	55.66	63.23			79.04				74.41
Closing foreign exchange rate | $ / $				0.800				0.748
2024 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						2.71				2.53
2025 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	56.87	64.50			80.63				75.83
Closing foreign exchange rate | $ / $				0.800				0.750
2025 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						2.76				2.60
2026 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	58.01	65.79			82.24				77.35
Closing foreign exchange rate | $ / $				0.800				0.750
2026 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						2.82				2.66
2027 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	59.17	67.10			83.88				78.89
Closing foreign exchange rate | $ / $				0.800				0.750
2027 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						2.88				2.72
2028 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	60.35	68.44			85.55				80.47
Closing foreign exchange rate | $ / $				0.800				0.750
2028 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						2.94				2.79
2029 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	61.56	69.81			87.26				82.08
Closing foreign exchange rate | $ / $				0.800				0.750
2029 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						2.99				2.85
2030 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices	62.79	71.21			89.01				83.72
Closing foreign exchange rate | $ / $				0.800				0.750
2030 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						3.05				2.92
2031 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		72.63			90.79
Closing foreign exchange rate | $ / $				0.800
2031 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices | $ / MMbtu						3.12